Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

December 22, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Sally Samuel

Re: Registration Statement on Form N-1A of Advanced Series Trust (the Registration Statement)

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Post-Effective Amendment No. 83 to the Registration Statement under the Securities Act of 1933 and Amendment No. 85 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of Advanced Series Trust (referred to herein as the Trust or the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 83 to the Registration Statement under the 1933 Act and Amendment No. 85 to the Registration Statement under the 1940 Act (the Amendment).  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  It is proposed that the Amendment become effective as of December 30, 2010.  I have reviewed the Amendment and it does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

This filing is intended to respond to telephonic comments received on November 30, 2010 from Sally Samuel of the Commission Staff with respect to the Rule 485(a) filing made as of October 15, 2010 (the Initial Filing) and to make certain non-material changes.   The Initial Filing contained a prospectus and statement of additional information (the SAI) relating to the creation of the AST Bond Portfolio 2022 (the Portfolio) as a separate series of the Trust.  The Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated May 1, 2010 (the Current Prospectuses), or the Registrant’s current statement of additional information, dated May 1, 2010 (the Current Statement of Additional Information).  The Current Prospectuses and the Current Statement of Additional Information remain unchanged.

The Amendment has been tagged to indicate changes from the Initial Filing.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.             Comment:   Please insert the date for the prospectus in accordance with the requirements of Item 1 of Form N-1A.  Please ensure that the front and back covers of the prospectus contain all of the information required by Item 1 of Form N-1A.

Response:   The requested change has been made to the Amendment.  The Registrant has reviewed the front and back covers of the prospectus and it contains all of the information required by Item 1 of Form N-1A.

2.             Comment:   Please define the term “Contracts” in the “Summary—Portfolio Fees and Expenses” section of the prospectus.

Response:   The requested change has been made to the Amendment.

3.             Comment:   In the “Summary—Portfolio Fees and Expenses” section of the prospectus, please delete the line items in the fee table relating to the Portfolio’s contractual expense cap and the related footnotes under the fee table because the estimated annualized operating expense ratio shown in the fee table is already below the level of the contractual expense cap without reference to any waivers or reimbursements.

Response:   The requested changes have been made to the Amendment.

4.             Comment:   Please indicate that the Portfolio’s portfolio turnover rate is not included in the “Summary—Portfolio Turnover” section of the prospectus as required by Item 3 of Form N-1A because the Portfolio has not yet commenced operations.

Response:   The requested change has been made to the Amendment.

5.             Comment:   Please review the derivatives-related disclosure in the prospectus in light of the July 30, 2010 letter from Barry Miller of the Commission Staff to Karrie McMillan, General Counsel of the Investment Company Institute, and revise as appropriate.

Response:   At the Registrant’s request, the Portfolio’s subadviser reviewed the above-referenced letter and the derivatives-related disclosure in the prospectus and requested that the Registrant delete references in the prospectus to all derivatives other than futures and swaps.   The Portfolio’s subadviser has informed the Registrant that it believes the derivatives-related disclosure in the Amendment as revised is accurate with respect to the subadviser’s anticipated use of derivatives on behalf of the Portfolio.

6.             Comment:   Please use the section headings from Form N-1A.  Please also delete duplicative references to the Portfolio’s investment objective and policies, the Portfolio’s investment performance, expense examples, and the principal risks associated with an investment in the Portfolio.

Response:   The Registrant will use the section headings that it uses in its current prospectus. The Registrant has deleted duplicative disclosures as requested and has streamlined the remaining disclosure in accordance with the provisions of Form N-1A.

7.             Comment:   Please include disclosure relating to the Commission’s asset segregation requirements in any prospectus descriptions of the Portfolio’s expected use of derivative strategies.

Response:   The requested change has been made to the Amendment.

8.             Comment:   In the sections of the prospectus and statement of additional information that describe the investment objectives and policies of the Portfolio, please include disclosure to the effect that the Portfolio will take steps designed to reduce its exposure to illiquid securities to less than 15% of its net assets in the event the Portfolio holds more than 15% of its net assets in illiquid securities.

Response:  As set forth in transmittal letters from the undersigned dated April 18, 2008, December 18, 2008, and December 28, 2009 that were previously submitted to the Commission Staff, the Trust respectfully disagrees with the Commission Staff’s comment.  The Trust does acknowledge that the Portfolio may not: (i) ignore developments subsequent to the purchase of illiquid securities and (ii) purchase additional illiquid securities when more than 15% of the Portfolio’s net assets are already invested in illiquid securities.(1) Based upon our review of applicable Commission precedent, the Trust does not believe, however, that the Commission’s limit on illiquid investments requires a fund to sell its illiquid securities in the event the fund holds more than 15% of its assets in such securities due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other portfolio securities. Instead, the Trust believes that the Commission’s precedent requires a fund’s adviser to monitor portfolio liquidity on an ongoing basis and to determine whether, in light of then-current circumstances, an adequate level of liquidity is being maintained.(2) The Trust further believes that this view is consistent with standard industry practice.(3)  As a result, the Trust will include disclosure in the Amendment to the effect that: (i) PIM will monitor the Portfolio’s liquidity on an ongoing basis and will determine whether, in light of then-current circumstances, an adequate level of liquidity is being maintained and (ii) in the event the market value of the Portfolio’s illiquid securities exceeds 15% of the Portfolio’s net assets due to an increase in the aggregate value of its illiquid securities and/or a decline in the aggregate value of its other securities, the Portfolio: (a) will not purchase additional illiquid securities and (b) will consider taking other appropriate steps to maintain adequate liquidity, including, without limitation, reducing its holdings of illiquid securities in an orderly fashion.

(1)  See Investment Company Act Release No. 5847 (Accounting Series Release 113) (October 21, 1969) (“Significant holdings of restricted securities not only magnify the valuation difficulties but may also present serious liquidity questions. Because open-end companies hold themselves out at all times as being prepared to meet redemptions within seven days, it is essential that such companies maintain a portfolio of investments that enable them to fulfill that obligation. This requires a high degree of liquidity in the assets of open-end companies because the extent of redemption demands or other exigencies are not always predictable. It has been with this in mind that the staff of the Commission has for several years taken the position that an open-end company should not acquire restricted securities when the securities to be acquired, together with other such assets already in the portfolio, would exceed 15 per cent of the company’s net assets at the time of acquisition.”).

(2)  Id. (“The Commission, however, is of the view that a prudent limit on any open-end company’s acquisition of restricted securities, or other assets not having readily available market quotations, would be 10 per cent. When as a result of either the increase in the value of some or all of the restricted securities held, or the diminution in the value of unrestricted securities in the portfolios, the restricted securities come to represent a larger percentage of the value of the company’s net assets, the same valuation and liquidity questions occur. Accordingly, if the fair value of restricted holdings increases beyond 10 per cent, it would be desirable for the open-end company to consider appropriate steps to protect maximum flexibility.” (emphasis added)). Investment Company Act Release No. 18612 (March 12, 1992) (“In addition [to valuation responsibilities], the Commission expects funds to monitor portfolio liquidity on an ongoing basis to determine whether, in light of current circumstances, an adequate level of liquidity is being maintained. For example, an equity fund that begins to experience a net outflow of assets because investors increasingly shift their money from equity to income funds should consider reducing its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.” (emphasis added)). See also Investment Company Act Release No. 13380 (July 11, 1983): (Providing that in the event that changes in the portfolio or other external events cause a money market fund’s investments to exceed ten percent of the fund’s net assets, the Commission’s limit on illiquid investments “would not force the fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.” (emphasis added)).

(3)  “Valuation and Liquidity Issues for Mutual Funds,” Investment Company Institute, (February 1997), at pages 52-53.

9.  Comment:  Please move the disclosure regarding “Temporary Defensive Investments” to the end of the Item 9 disclosures.

Response:  The requested change has been made to the Amendment.

10.          Comment:   Please ensure that the statement of additional information contains all of the information required by Items 15 through 27 of Form N-1A.

Response:   The Registrant has reviewed the statement of additional information and it complies with the requirements of Items 15 through 27 of Form N-1A in all material respects.

11.          Comment:   Please add disclosure to the statement of additional information regarding the classification of the Portfolio as required by Item 16(a) of Form N-1A.

Response:  The Registrant has added disclosure to the statement of additional information under the heading “Introduction” to the effect that the Portfolio is an open-end, management investment that is “diversified” within the meaning of the Investment Company Act of 1940.

12.          Comment:   Please confirm that the Registrant’s policies and procedures relating to the disclosure of portfolio holdings identifies those persons who receive such information pursuant to the arrangements described therein.

Response:  The Registrant hereby confirms that its policies and procedures relating to the disclosure of portfolio holdings identifies those persons who receive such information pursuant to the arrangements described therein.

13.          Comment:   Please delete all disclosures in the statement of additional information relating to the Portfolio’s investment policies and the principal risks associated with an investment in the Portfolio that merely duplicate information already contained in the prospectus.

Response:  The Registrant has deleted duplicative disclosures as requested and has streamlined the remaining disclosure in accordance with the provisions of Form N-1A.

14.  Comment:  Please indicate whether or not the subadvisory agreement relating to the Portfolio referenced in Part C is a “form of” such document.

Response:  The subadvisory agreement relating to the Portfolio referenced in Part C is not a “form of” such document.  The Registrant has re-filed that agreement as an exhibit to the Amendment.

15.  Comment:  Please include a letter containing Tandy representations with the filing.

Response:  The requested Tandy representations are included below in this letter.

* * * * *

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission Staff comments or changes to disclosure in the Amendment in response to Commission Staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz